Supplement to the

Fidelity® Intermediate Bond Fund (FTHRX), Fidelity Investment Grade Bond Fund (FBNDX),
Fidelity Mortgage Securities Fund (FMSFX), Fidelity Short-Term Bond Fund (FSHBX), and
Fidelity Total Bond Fund (FTBFX)

Fidelity Investment Grade Bond Fund is a Class of shares of Fidelity Investment Grade Bond Fund;
Fidelity Mortgage Securities Fund is a Class of shares of Fidelity Advisor® Mortgage Securities Fund;
Fidelity Short-Term Bond Fund is a Class of shares of Fidelity Short-Term Bond Fund; and
Fidelity Total Bond Fund is a Class of shares of Fidelity Total Bond Fund

Funds of Fidelity Salem Street Trust, Fidelity Advisor Series II, and Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2015

The following information replaces similar information found in the "Portfolio Transactions" section.

During the twelve-month period ended June 30, 2015, Fidelity Advisor® Mortgage Securities Fund and Fidelity® Short-Term Bond Fund did not allocate brokerage commissions to firms for providing research or brokerage services.

RCOM8B-16-01  April 18, 2016
1.872064.116